Note 14 - Contingently Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interests, Net of Issuance Costs (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Balance	$ 5,196
Accretion to redemption value	62
Balance	$ 5,258